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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-07148

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

3707 West Maple Road Bloomfield Hills, Michigan	48301
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc.    3707 W. Maple Road    Bloomfield Hills, MI 48301

(Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500

Date of fiscal year end:         December 31, 2010

Date of reporting period:       March 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

COMMON STOCKS - 88.0%	Shares	Market Value
Consumer Discretionary - 5.7%
Diversified Consumer Services - 2.1%
H&R Block, Inc.	40,000	$712,000
Strayer Education, Inc.	200	48,704
		760,704
Specialty Retail - 1.9%
Ross Stores, Inc.	4,000	213,880
Signet Jewelers Ltd. *	15,000	485,100
		698,980
Textiles, Apparel & Luxury Goods - 1.7%
K-Swiss, Inc. - Class A *	1,000	10,460
Weyco Group, Inc.	20,000	470,400
Wolverine World Wide, Inc.	4,000	116,640
		597,500
Consumer Staples - 9.9%
Beverages - 1.5%
Coca-Cola Company (The)	10,000	550,000

Food & Staples Retailing - 5.8%
Kroger Company (The)	10,000	216,600
Sysco Corporation	45,000	1,327,500
Wal-Mart Stores, Inc.	10,000	556,000
		2,100,100
Food Products - 2.6%
Lancaster Colony Corporation	16,000	943,360

Energy - 14.3%
Energy Equipment & Services - 7.4%
Atwood Oceanics, Inc. *	7,500	259,725
Ensco PLC - ADR	10,000	447,800
Halliburton Company	4,500	135,585
Nabors Industries Ltd. *	15,000	294,450
National Oilwell Varco, Inc.	10,000	405,800
Patterson-UTI Energy, Inc.	27,500	384,175
Rowan Companies, Inc. *	15,000	436,650
Schlumberger Ltd.	5,000	317,300
		2,681,485
Oil, Gas & Consumable Fuels - 6.9%
Exxon Mobil Corporation	24,000	1,607,520
Rosetta Resources, Inc. *	20,000	471,000
XTO Energy, Inc.	8,500	401,030
		2,479,550
Financials - 27.2%
Capital Markets - 5.5%
Federated Investors, Inc. - Class B	55,000	1,450,900
Investment Technology Group, Inc. *	32,000	534,080
		1,984,980
Diversified Financial Services - 5.6%
Dun & Bradstreet Corporation (The)	10,000	744,200

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0% (Continued)	Shares	Market Value
Financials - 27.2% (Continued)
Diversified Financial Services - 5.6% (Continued)
Leucadia National Corporation *	10,000	$248,100
Morningstar, Inc. *	12,500	601,125
PICO Holdings, Inc. *	10,000	371,900
Value Line, Inc.	3,080	71,117
		2,036,442
Insurance - 16.1%
Alleghany Corporation *	2,071	602,131
Berkshire Hathaway, Inc. - Class A *	10	1,218,000
Brown & Brown, Inc.	20,000	358,400
Chubb Corporation (The)	8,000	414,800
Markel Corporation *	1,000	374,660
Meadowbrook Insurance Group, Inc.	140,000	1,106,000
Unico American Corporation	182,700	1,753,920
		5,827,911
Health Care - 9.8%
Health Care Equipment & Supplies - 6.1%
Kinetic Concepts, Inc. *	5,000	239,050
Stryker Corporation	15,000	858,300
Varian Medical Systems, Inc. *	20,000	1,106,600
		2,203,950
Pharmaceuticals - 3.7%
Johnson & Johnson	10,000	652,000
Pfizer, Inc.	40,000	686,000
		1,338,000
Industrials - 3.6%
Aerospace & Defense - 3.6%
Rockwell Collins, Inc.	15,000	938,850
Sparton Corporation *	64,139	378,420
		1,317,270
Information Technology - 16.6%
Computers & Peripherals - 0.6%
Teradata Corporation *	7,500	216,675

Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc. *	10,000	301,300
Avnet, Inc. *	10,000	300,000
Ingram Micro, Inc. - Class A *	20,000	351,000
		952,300
Internet Software & Services - 0.6%
Stamps.com, Inc. *	20,110	203,111

IT Services - 5.3%
Accenture PLC - Class A	25,000	1,048,750
Automatic Data Processing, Inc.	20,000	889,400
		1,938,150
Software - 7.5%
Microsoft Corporation	30,000	878,100

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0% (Continued)	Shares	Market Value
Information Technology - 16.6% (Continued)
Software - 7.5% (Continued)
Nintendo Company Ltd. - ADR	44,000	$1,832,600
		2,710,700
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	10,000	310,200

Total Common Stocks (Cost $23,546,332)		$31,851,368

EXCHANGE-TRADED FUNDS - 4.2%	Shares	Market Value
iShares Barclays TIPS Bond Fund	1,000	$103,910
SPDR Gold Trust *	13,100	1,427,245
Total Exchange-Traded Funds (Cost $1,262,428)		$1,531,155

OPEN-END FUNDS - 0.0%	Shares	Market Value
Sequoia Fund (Cost $7,909)	61	$7,188

MONEY MARKET FUNDS - 7.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	1,652,149	$1,652,149
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	1,184,902	1,184,902
Total Money Market Funds (Cost $2,837,051)		$2,837,051

Total Investments at Market Value - 100.0% (Cost $27,653,720)		$36,226,762

Liabilities in Excess of Other Assets - (0.0%)		(7,094)

Net Assets - 100.0%		$36,219,668

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2010.

See notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

1.   Securities valuation

The securities of the Schwartz Value Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks	$31,851,368	$-	$-	$31,851,368
Exchange-Traded Funds	1,531,155	-	-	1,531,155
Open-End Funds	7,188	-	-	7,188
Money Market Funds	2,837,051	-	-	2,837,051
Total	$36,226,762	$-	$-	$36,226,762

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

2.   Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.   Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2010:

Cost of portfolio investments	$27,825,402

Gross unrealized appreciation	$8,552,521
Gross unrealized depreciation	(151,161)

Net unrealized appreciation	$8,401,360

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

COMMON STOCKS - 85.9%	Shares	Market Value
Consumer Discretionary - 10.3%
Auto Components - 0.4%
Gentex Corporation	40,000	$776,800

Distributors - 2.1%
Genuine Parts Company	85,000	3,590,400

Household Durables - 0.2%
Craftmade International, Inc. *	75,000	375,000

Specialty Retail - 5.0%
Lowe's Companies, Inc.	150,000	3,636,000
Sherwin-Williams Company (The)	75,000	5,076,000
		8,712,000
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	65,000	2,568,800
VF Corporation	25,000	2,003,750
		4,572,550
Consumer Staples - 2.0%
Food & Staples Retailing - 1.0%
Sysco Corporation	60,000	1,770,000

Personal Products - 1.0%
Avon Products, Inc.	50,000	1,693,500

Energy - 14.9%
Energy Equipment & Services - 6.4%
Halliburton Company	150,000	4,519,500
ION Geophysical Corporation *	250,000	1,230,000
Schlumberger Ltd.	50,000	3,173,000
Tidewater, Inc.	50,000	2,363,500
		11,286,000
Oil, Gas & Consumable Fuels - 8.5%
Evolution Petroleum Corporation *	100,000	464,000
Exxon Mobil Corporation	80,000	5,358,400
Forest Oil Corporation *	50,000	1,291,000
Peabody Energy Corporation	50,000	2,285,000
Range Resources Corporation	40,000	1,874,800
Southwestern Energy Company *	55,000	2,239,600
Suncor Energy, Inc.	40,000	1,301,600
		14,814,400
Financials - 16.0%
Capital Markets - 3.0%
Federated Investors, Inc. - Class B	200,000	5,276,000

Commercial Banks - 1.6%
Comerica, Inc.	75,000	2,853,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.9% (Continued)	Shares	Market Value
Financials - 16.0% (Continued)
Insurance - 9.4%
Alleghany Corporation *	13,260	$3,856,008
Hanover Insurance Group, Inc. (The)	75,000	3,270,750
Markel Corporation *	5,000	1,873,300
Meadowbrook Insurance Group, Inc.	600,000	4,740,000
Unico American Corporation	282,945	2,716,272
		16,456,330
Real Estate Investment Trusts - 1.0%
HCP, Inc.	50,000	1,650,000

Real Estate Management & Development - 1.0%
Kennedy-Wilson Holdings, Inc. *	175,000	1,776,250

Health Care - 12.8%
Health Care Equipment & Supplies - 5.8%
Kinetic Concepts, Inc. *	25,000	1,195,250
Stryker Corporation	100,000	5,722,000
Varian Medical Systems, Inc. *	60,000	3,319,800
		10,237,050
Health Care Providers & Services - 2.4%
Patterson Companies, Inc.	135,000	4,191,750

Life Sciences Tools & Services - 2.8%
Mettler-Toledo International, Inc. *	20,000	2,184,000
Waters Corporation *	40,000	2,701,600
		4,885,600
Pharmaceuticals - 1.8%
Abbott Laboratories	60,000	3,160,800

Industrials - 13.1%
Aerospace & Defense - 6.0%
BE Aerospace, Inc. *	100,000	3,045,000
General Dynamics Corporation	40,000	3,088,000
United Technologies Corporation	60,000	4,416,600
		10,549,600
Building Products - 0.5%
Simpson Manufacturing Company, Inc.	30,000	832,800

Construction & Engineering - 0.6%
Foster Wheeler AG *	40,000	1,085,600

Electrical Equipment - 2.1%
Belden, Inc.	40,000	1,098,400
General Cable Corporation *	100,000	2,700,000
		3,798,400
Machinery - 3.9%
Caterpillar, Inc.	40,000	2,514,000
Graco, Inc.	100,000	3,200,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.9% (Continued)	Shares	Market Value
Industrials - 13.1% (Continued)
Machinery - 3.9% (Continued)
Lincoln Electric Holdings, Inc.	20,000	$1,086,600
		6,800,600
Information Technology - 13.3%
Communications Equipment - 3.0%
ADTRAN, Inc.	55,000	1,449,250
Cisco Systems, Inc. *	150,000	3,904,500
		5,353,750
Computers & Peripherals - 3.3%
International Business Machines Corporation	22,500	2,885,625
Teradata Corporation *	100,000	2,889,000
		5,774,625
Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. *	35,000	1,054,550

IT Services - 5.3%
Accenture PLC - Class A	110,000	4,614,500
Western Union Company (The)	275,000	4,664,000
		9,278,500
Office Electronics - 1.1%
Zebra Technologies Corporation - Class A *	65,000	1,924,000

Materials - 3.5%
Chemicals - 3.5%
Balchem Corporation	105,000	2,588,250
FMC Corporation	60,000	3,632,400
		6,220,650

Total Common Stocks (Cost $119,423,308)		$150,750,505

EXCHANGE-TRADED FUNDS - 2.5%	Shares	Market Value
SPDR Gold Trust* (Cost $4,115,521)	40,000	$4,358,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 11.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	8,342,576	$8,342,576
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	4,288,693	4,288,693
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	8,236,605	8,236,605
Total Money Market Funds (Cost $20,867,874)		$20,867,874

Total Investments at Market Value - 100.3% (Cost $144,406,703)		$175,976,379

Liabilities in Excess of Other Assets - (0.3%)		(497,817)

Net Assets - 100.0%		$175,478,562

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2010.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Market Value
Consumer Discretionary - 10.8%
Automobiles - 1.1%
Harley-Davidson, Inc.	47,300	$1,327,711

Leisure Equipment & Products - 3.2%
Polaris Industries, Inc.	78,500	4,016,060

Specialty Retail - 3.0%
Ross Stores, Inc.	69,300	3,705,471

Textiles, Apparel & Luxury Goods - 3.5%
Coach, Inc.	110,800	4,378,816

Consumer Staples - 8.0%
Food Products - 6.3%
Kellogg Company	76,600	4,092,738
McCormick & Company, Inc.	98,300	3,770,788
		7,863,526
Household Products - 1.7%
Clorox Company (The)	32,000	2,052,480

Energy - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
Exxon Mobil Corporation	41,400	2,772,972
Occidental Petroleum Corporation	50,300	4,252,362
XTO Energy, Inc.	43,125	2,034,638
		9,059,972
Financials - 6.8%
Capital Markets - 4.5%
Eaton Vance Corporation	59,000	1,978,860
SEI Investments Company	163,900	3,600,883
		5,579,743
Insurance - 2.3%
Brown & Brown, Inc.	160,200	2,870,784

Health Care - 23.4%
Biotechnology - 1.7%
Gilead Sciences, Inc. *	48,000	2,183,040

Health Care Equipment & Supplies - 10.6%
Beckman Coulter, Inc.	23,300	1,463,240
C.R. Bard, Inc.	43,800	3,793,956
Stryker Corporation	59,800	3,421,756
Varian Medical Systems, Inc. *	82,700	4,575,791
		13,254,743
Health Care Providers & Services - 4.7%
Patterson Companies, Inc.	55,500	1,723,275
VCA Antech, Inc. *	145,300	4,072,759
		5,796,034

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Market Value
Health Care - 23.4% (Continued)
Life Sciences Tools & Services - 6.4%
Dionex Corporation *	59,900	$4,479,322
Mettler-Toledo International, Inc. *	31,900	3,483,480
		7,962,802
Industrials - 26.9%
Aerospace & Defense - 5.5%
General Dynamics Corporation	57,700	4,454,440
Precision Castparts Corporation	15,500	1,964,005
Rockwell Collins, Inc.	7,000	438,130
		6,856,575
Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	49,100	1,812,772

Commercial Services & Supplies - 3.5%
Rollins, Inc.	202,900	4,398,872

Electrical Equipment - 3.6%
AMETEK, Inc.	107,200	4,444,512

Machinery - 12.9%
CLARCOR, Inc.	36,800	1,269,232
Danaher Corporation	55,000	4,395,050
Donaldson Company, Inc.	61,400	2,770,368
Graco, Inc.	100,200	3,206,400
Toro Company (The)	88,900	4,371,213
		16,012,263
Information Technology - 16.4%
Communications Equipment - 1.6%
Cisco Systems, Inc. *	76,000	1,978,280

Computers & Peripherals - 3.5%
Hewlett-Packard Company	81,100	4,310,465

Electronic Equipment, Instruments & Components - 3.2%
Amphenol Corporation - Class A	94,200	3,974,298

IT Services - 6.2%
Accenture PLC - Class A	93,600	3,926,520
Cognizant Technology Solutions Corporation - Class A *	75,000	3,823,500
		7,750,020
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corporation	100,000	2,431,000

Total Common Stocks (Cost $106,351,001)		$124,020,239

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $731,009)	731,009	$731,009

Total Investments at Market Value - 100.2% (Cost $107,082,010)		$124,751,248

Liabilities in Excess of Other Assets - (0.2%)		(258,988)

Net Assets - 100.0%		$124,492,260

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2010.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Market Value
Consumer Discretionary - 17.6%
Media - 1.3%
John Wiley & Sons, Inc. - Class A	35,000	$1,514,800

Multiline Retail - 3.2%
Family Dollar Stores, Inc.	100,000	3,661,000

Specialty Retail - 8.3%
Cato Corporation (The) - Class A	95,000	2,036,800
Home Depot, Inc. (The)	50,000	1,617,500
Ross Stores, Inc.	70,000	3,742,900
Sherwin-Williams Company (The)	30,000	2,030,400
		9,427,600
Textiles, Apparel & Luxury Goods - 4.8%
VF Corporation	40,000	3,206,000
Wolverine World Wide, Inc.	75,000	2,187,000
		5,393,000
Consumer Staples - 18.7%
Food & Staples Retailing - 2.9%
Sysco Corporation	110,000	3,245,000

Food Products - 6.6%
Hormel Foods Corporation	80,000	3,360,800
Kellogg Company	45,000	2,404,350
Lancaster Colony Corporation	30,000	1,768,800
		7,533,950
Household Products - 6.2%
Clorox Company (The)	55,000	3,527,700
Procter & Gamble Company (The)	55,000	3,479,850
		7,007,550
Personal Products - 3.0%
Avon Products, Inc.	100,000	3,387,000

Energy - 10.8%
Energy Equipment & Services - 5.2%
Halliburton Company	100,000	3,013,000
Schlumberger Ltd.	45,000	2,855,700
		5,868,700
Oil, Gas & Consumable Fuels - 5.6%
Exxon Mobil Corporation	65,000	4,353,700
Peabody Energy Corporation	45,000	2,056,500
		6,410,200
Financials - 11.6%
Capital Markets - 3.1%
Federated Investors, Inc. - Class B	130,000	3,429,400

Commercial Banks - 3.7%
BB&T Corporation	30,000	971,700
Comerica, Inc.	30,000	1,141,200

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Market Value
Financials - 11.6% (Continued)
Commercial Banks - 3.7% (Continued)
United Bankshares, Inc.	80,000	$2,097,600
		4,210,500
Insurance - 4.8%
Chubb Corporation (The)	60,000	3,111,000
HCC Insurance Holdings, Inc.	85,000	2,346,000
		5,457,000
Health Care - 10.2%
Health Care Equipment & Supplies - 7.4%
DENTSPLY International, Inc.	50,000	1,742,500
Medtronic, Inc.	60,000	2,701,800
Stryker Corporation	70,000	4,005,400
		8,449,700
Pharmaceuticals - 2.8%
Abbott Laboratories	60,000	3,160,800

Industrials - 14.2%
Aerospace & Defense - 5.3%
General Dynamics Corporation	40,000	3,088,000
United Technologies Corporation	40,000	2,944,400
		6,032,400
Electrical Equipment - 2.9%
Emerson Electric Company	65,000	3,272,100

Industrial Conglomerates - 4.0%
3M Company	40,000	3,342,800
Raven Industries, Inc.	40,000	1,179,600
		4,522,400
Trading Companies & Distributors - 2.0%
Fastenal Company	25,000	1,199,750
W.W. Grainger, Inc.	10,000	1,081,200
		2,280,950
Information Technology - 7.0%
IT Services - 2.7%
Paychex, Inc.	100,000	3,070,000

Software - 4.3%
Jack Henry & Associates, Inc.	80,000	1,924,800
Nintendo Company Ltd. - ADR	70,000	2,915,500
		4,840,300
Materials - 2.3%
Chemicals - 2.3%
RPM International, Inc.	120,000	2,560,800

Total Common Stocks (Cost $85,864,755)		$104,735,150

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	5,332,902	$5,332,902
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	3,323,595	3,323,595
Total Money Market Funds (Cost $8,656,497)		$8,656,497

Total Investments at Market Value - 100.0% (Cost $94,521,252)		$113,391,647

Liabilities in Excess of Other Assets - (0.0%)		(33,779)

Net Assets - 100.0%		$113,357,868

ADR	- American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of March 31, 2010.

See notes to Schedules of Investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

COMMON STOCKS - 73.0%	Shares	Market Value
Consumer Discretionary - 4.4%
Diversified Consumer Services - 1.8%
H&R Block, Inc.	20,000	$356,000

Specialty Retail - 2.3%
Ross Stores, Inc.	4,000	213,880
Signet Jewelers Ltd. *	7,500	242,550
		456,430
Textiles, Apparel & Luxury Goods - 0.3%
Wolverine World Wide, Inc.	2,000	58,320

Consumer Staples - 6.7%
Food & Staples Retailing - 3.7%
Sysco Corporation	25,000	737,500

Food Products - 3.0%
Lancaster Colony Corporation	10,000	589,600

Energy - 15.7%
Energy Equipment & Services - 6.9%
Atwood Oceanics, Inc. *	4,000	138,520
Ensco PLC - ADR	6,000	268,680
Nabors Industries Ltd. *	12,500	245,375
National Oilwell Varco, Inc.	2,500	101,450
Patterson-UTI Energy, Inc.	17,500	244,475
Rowan Companies, Inc. *	12,500	363,875
		1,362,375
Oil, Gas & Consumable Fuels - 8.8%
Cimarex Energy Company	3,500	207,830
Exxon Mobil Corporation	12,000	803,760
Rosetta Resources, Inc. *	12,500	294,375
St. Mary Land & Exploration Company	7,500	261,075
XTO Energy, Inc.	4,000	188,720
		1,755,760
Financials - 17.8%
Capital Markets - 4.7%
Federated Investors, Inc. - Class B	25,000	659,500
Investment Technology Group, Inc. *	16,000	267,040
		926,540
Diversified Financial Services - 5.5%
Dun & Bradstreet Corporation (The)	5,000	372,100
Leucadia National Corporation *	13,000	322,530
Morningstar, Inc. *	7,500	360,675
Value Line, Inc.	1,670	38,560
		1,093,865
Insurance - 7.6%
Alleghany Corporation *	1,197	348,227
Brown & Brown, Inc.	10,000	179,200
Chubb Corporation (The)	4,000	207,400

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 73.0% (Continued)	Shares	Market Value
Financials - 17.8% (Continued)
Insurance - 7.6% (Continued)
Markel Corporation *	500	$187,330
Meadowbrook Insurance Group, Inc.	30,000	237,000
White Mountains Insurance Group Ltd.	1,000	355,000
		1,514,157
Health Care - 10.2%
Health Care Equipment & Supplies - 6.4%
Kinetic Concepts, Inc. *	3,000	143,430
Stryker Corporation	10,000	572,200
Varian Medical Systems, Inc. *	10,000	553,300
		1,268,930
Pharmaceuticals - 3.8%
Endo Pharmaceuticals Holdings, Inc. *	12,000	284,280
Forest Laboratories, Inc. *	15,000	470,400
		754,680
Industrials - 3.3%
Aerospace & Defense - 3.3%
Rockwell Collins, Inc.	7,500	469,425
Sparton Corporation *	33,715	198,919
		668,344
Information Technology - 14.1%
Communications Equipment - 0.5%
Harris Corporation	2,000	94,980

Computers & Peripherals - 0.4%
Teradata Corporation *	2,500	72,225

Electronic Equipment, Instruments & Components - 2.4%
Arrow Electronics, Inc. *	5,000	150,650
Avnet, Inc. *	5,000	150,000
Ingram Micro, Inc. - Class A *	10,000	175,500
		476,150
Internet Software & Services - 0.7%
Stamps.com, Inc. *	15,000	151,500

IT Services - 5.5%
Accenture PLC - Class A	12,500	524,375
Automatic Data Processing, Inc.	13,000	578,110
		1,102,485
Software - 4.6%
Nintendo Company Ltd. - ADR	22,000	916,300

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	5,000	155,100

Total Common Stocks (Cost $10,785,297)		$14,511,241

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 3.8%	Shares	Market Value
iShares Barclays TIPS Bond Fund	500	$51,955
SPDR Gold Trust *	6,445	702,182
Total Exchange-Traded Funds (Cost $651,057)		$754,137

REPURCHASE AGREEMENTS (a) - 9.5%	Face Amount	Market Value
U.S. Bank N.A., 0.01%, dated 03/31/10, due 04/01/10, repurchase proceeds: $1,890,400 (Cost $1,890,400)	$1,890,400	$1,890,400

MONEY MARKET FUNDS - 13.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (b)	884,409	$884,409
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (b)	884,408	884,408
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (b)	884,408	884,408
Total Money Market Funds (Cost $2,653,225)		$2,653,225

Total Investments at Market Value - 99.7% (Cost $15,979,979)		$19,809,003

Other Assets in Excess of Liabilities - 0.3%		55,185

Net Assets - 100.0%		$19,864,188

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	Repurchase agreement is fully collateralized by $1,890,400 FNCI Pool #254919, 4.00%, due 09/01/18. The aggregate market value of the collateral at March 31, 2010 was $1,928,571.
(b)	The rate shown is the 7-day effective yield as of March 31, 2010.

See notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

U.S. TREASURY OBLIGATIONS - 20.8%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 5.8%
2.500%, due 07/15/16	$2,145,700	$2,344,177
2.625%, due 07/15/17	1,045,390	1,148,949
		3,493,126
U.S. Treasury Notes - 15.0%
1.750%, due 11/15/11	1,000,000	1,015,078
0.750%, due 11/30/11	4,000,000	3,994,532
1.375%, due 03/15/13	1,500,000	1,491,210
2.375%, due 08/31/14	1,500,000	1,503,516
2.375%, due 03/31/16	1,000,000	967,188
		8,971,524

Total U.S. Treasury Obligations (Cost $12,197,379)		$12,464,650

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.7%	Par Value	Market Value
Federal Farm Credit Bank - 5.4%
4.480%, due 08/24/12	$1,000,000	$1,070,465
4.600%, due 12/27/12	1,000,000	1,076,559
4.500%, due 01/22/15	1,000,000	1,081,021
		3,228,045
Federal Home Loan Bank - 4.7%
5.000%, due 09/01/10	1,000,000	1,019,749
2.650%, due 08/12/13	750,000	758,492
4.050%, due 11/26/13	500,000	511,824
3.740%, due 02/06/14	500,000	522,490
		2,812,555
Private Export Funding Corporation - 3.6%
5.685%, due 05/15/12	1,500,000	1,638,798
3.550%, due 04/15/13	500,000	524,245
		2,163,043

Total U.S. Government & Agency Obligations (Cost $7,908,547)		$8,203,643

CORPORATE BONDS - 38.0%	Par Value	Market Value
Consumer Discretionary - 4.5%
Home Depot, Inc. (The), 5.400%, due 03/01/16	$1,000,000	$1,080,598
Johnson Controls, Inc., 5.500%, due 01/15/16	500,000	535,334
Lowes Companies, Inc., 5.000%, due 10/15/15	500,000	547,432
McGraw-Hill Companies, Inc. (The), 5.375%, due 11/15/12	500,000	542,285
		2,705,649
Consumer Staples - 3.7%
Avon Products, Inc., 5.625%, due 03/01/14	500,000	548,239
Hormel Foods Corporation, 6.625%, due 06/01/11	600,000	635,815
Sysco Corporation, 4.200%, due 02/12/13	1,000,000	1,059,828
		2,243,882

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.0% (Continued)	Par Value	Market Value
Energy - 3.6%
Apache Corporation, 5.625%, due 01/15/17	$1,000,000	$1,098,496
Halliburton Company, 5.500%, due 10/15/10	1,000,000	1,027,524
		2,126,020
Financials - 6.2%
BB&T Corporation, 4.750%, due 10/01/12	1,000,000	1,054,520
Burlington Resources Financial Company, 6.500%, due 12/01/11	500,000	542,633
Caterpillar Financial Services Corporation, 4.750%, due 02/17/15	1,000,000	1,071,184
National Rural Utilities Cooperative Finance Corporation, 4.750%, due 03/01/14	1,000,000	1,065,492
		3,733,829
Industrials - 7.0%
Cooper US, Inc., 5.450%, due 04/01/15	1,000,000	1,082,286
Dover Corporation, 6.500%, due 02/15/11	1,000,000	1,049,948
Eaton Corporation, 4.900%, due 05/15/13	500,000	532,581
R.R. Donnelley & Sons Company, 4.950%, due 05/15/10	500,000	501,199
United Technologies Corporation, 6.350%, due 03/01/11	1,000,000	1,049,063
		4,215,077
Information Technology - 3.7%
Hewlett-Packard Company, 6.125%, due 03/01/14	1,000,000	1,126,158
International Business Machines Corporation, 4.750%, due 11/29/12	500,000	540,926
International Business Machines Corporation, 6.500%, due 10/15/13	500,000	573,926
		2,241,010
Materials - 3.7%
PPG Industries, Inc., 6.650%, due 03/15/18	1,000,000	1,113,174
Praxair, Inc., 6.375%, due 04/01/12	1,000,000	1,094,558
		2,207,732
Telecommunication Services - 2.0%
Verizon Communications, Inc., 4.350%, due 02/15/13	500,000	530,339
Verizon Communications, Inc., 4.900%, due 09/15/15	600,000	644,048
		1,174,387
Utilities - 3.6%
FPL Group Capital, Inc., 5.625%, due 09/01/11	1,000,000	1,056,687
Southern Power Company, 6.250%, due 07/15/12	1,000,000	1,093,461
		2,150,148

Total Corporate Bonds (Cost $21,848,687)		$22,797,734

COMMON STOCKS - 19.1%	Shares	Market Value
Consumer Discretionary - 3.5%
Distributors - 1.0%
Genuine Parts Company	15,000	$633,600

Specialty Retail - 1.4%
Cato Corporation (The) - Class A	15,000	321,600

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.1% (Continued)	Shares	Market Value
Consumer Discretionary - 3.5% (Continued)
Specialty Retail - 1.4% (Continued)
Home Depot, Inc. (The)	16,000	$517,600
		839,200
Textiles, Apparel & Luxury Goods - 1.1%
VF Corporation	8,000	641,200

Consumer Staples - 5.5%
Food & Staples Retailing - 1.2%
Sysco Corporation	25,000	737,500

Household Products - 3.4%
Clorox Company (The)	10,000	641,400
Kimberly-Clark Corporation	10,000	628,800
Procter & Gamble Company (The)	12,000	759,240
		2,029,440
Personal Products - 0.9%
Avon Products, Inc.	15,000	508,050

Financials - 3.3%
Capital Markets - 1.3%
Federated Investors, Inc. - Class B	30,000	791,400

Commercial Banks - 1.1%
United Bankshares, Inc.	25,000	655,500

Insurance - 0.9%
Chubb Corporation (The)	10,000	518,500

Health Care - 0.9%
Pharmaceuticals - 0.9%
Abbott Laboratories	10,000	526,800

Industrials - 2.6%
Electrical Equipment - 1.2%
Emerson Electric Company	15,000	755,100

Industrial Conglomerates - 1.4%
3M Company	10,000	835,700

Information Technology - 1.0%
IT Services - 1.0%
Paychex, Inc.	20,000	614,000

Materials - 0.7%
Chemicals - 0.7%
RPM International, Inc.	20,000	426,800

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.1% (Continued)	Shares	Market Value
Utilities - 1.6%
Electric Utilities - 0.9%
Southern Company (The)	17,000	$563,720

Multi-Utilities - 0.7%
NSTAR	12,000	425,040

Total Common Stocks (Cost $9,684,974)		$11,501,550

MONEY MARKET FUNDS - 7.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	2,804,371	$2,804,371
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	1,759,295	1,759,295
Total Money Market Funds (Cost $4,563,666)		$4,563,666

Total Investments at Market Value - 99.2% (Cost $56,203,253)		$59,531,243

Other Assets in Excess of Liabilities - 0.8%		469,139

Net Assets - 100.0%		$60,000,382

(a)	The rate shown is the 7-day effective yield as of March 31, 2010.

See notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2010 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund (the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies.  Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2010 by security type:

Ave Maria Catholic Values	Level 1	Level 2	Level 3	Total

Common Stocks	$150,750,505	$-	$-	$150,750,505
Exchange-Traded Funds	4,358,000	-	-	4,358,000
Money Market Funds	20,867,874	-	-	20,867,874
Total	$175,976,379	$-	$-	$175,976,379

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ave Maria Growth	Level 1	Level 2	Level 3	Total

Common Stocks	$124,020,239	$-	$-	$124,020,239
Money Market Funds	731,009	-	-	731,009
Total	$124,751,248	$-	$-	$124,751,248

Ave Maria Rising Dividend	Level 1	Level 2	Level 3	Total

Common Stocks	$104,735,150	$-	$-	$104,735,150
Money Market Funds	8,656,497	-	-	8,656,497
Total	$113,391,647	$-	$-	$113,391,647

Ave Maria Opportunity	Level 1	Level 2	Level 3	Total

Common Stocks	$14,511,241	$-	$-	$14,511,241
Exchange-Traded Funds	754,137	-	-	754,137
Repurchase Agreements	-	1,890,400	-	1,890,400
Money Market Funds	2,653,225	-	-	2,653,225
Total	$17,918,603	$1,890,400	$-	$19,809,003

Ave Maria Bond	Level 1	Level 2	Level 3	Total

Common Stocks	$11,501,550	$-	$-	$11,501,550
U.S. Treasury Obligations	-	12,464,650	-	12,464,650
U.S. Government & Agency Obligations	-	8,203,643	-	8,203,643
Corporate Bonds	-	22,797,734	-	22,797,734
Money Market Funds	4,563,666	-	-	4,563,666
Total	$16,065,216	$43,466,027	$-	$59,531,243

Refer to each respective Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and sector type or industry type.

2. Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2010:

	Ave Maria	Ave Maria	Ave Maria	Ave Maria	Ave Maria
	Catholic	Growth	Rising	Opportunity	Bond
	Values Fund	Fund	Dividend Fund	Fund	Fund

Cost of portfolio investments	$145,137,998	$107,259,649	$94,826,580	$16,001,785	$56,203,253

Gross unrealized appreciation	$34,220,657	$23,701,788	$19,804,199	$3,881,018	$3,457,269
Gross unrealized depreciation	(3,382,276)	(6,210,189)	(1,239,132)	(73,800)	(129,279)

Net unrealized appreciation	$30,838,381	$17,491,599	$18,565,067	$3,807,218	$3,327,990

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 14, 2010

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer

Date	May 14, 2010

* Print the name and title of each signing officer under his or her signature.